Summary of Signification Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Intangible Assets With Finite Useful lives are Amortized Over The Estimated Economic Lives of Intangible Assets	Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:
Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Schedule of Disaggregation Information of Revenues	In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:
	For the years ended December 31,
Product/Service Type	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue	2021	Percentage of Total Revenue
Food and beverage	$25,716,683	42%	$14,024,908	32%	$11,352,854	51%
Fresh produce	19,375,772	31%	21,254,818	48%	8,800,647	39%
Lifestyle and other personal care items	1,932,630	3%	2,846,407	6%	2,142,181	10%
Packaged-tour	14,661,085	24%	6,434,285	14%	—	—%
Total	$61,686,170	100%	$44,560,418	100%	$22,295,682	100%

Schedule of Revenues Classified by the Geographic areas	Revenues classified by the geographic areas in which the customers were located was as follows:
	For the years ended December 31,
Product/Service Type	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue	2021	Percentage of Total Revenue
Singapore	$25,254,134	41%	$24,786,700	55%	$18,208,294	82%
Indonesia	36,432,036	59%	19,541,277	44%	3,647,873	16%
Malaysia	—	—%	232,441	1%	439,515	2%
Total	$61,686,170	100%	$44,560,418	100%	$22,295,682	100%